Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

NOTE 6 – INVENTORIES

Inventories consisted of the following as of December 31, 2018:

	2018	2017
Equipment and Clearing Service	$800,514	$329,003
Raw Materials	567,720	31,697
Work in process	47,016	-
Finished goods	388,273	79,020
Total inventories	$1,803,523	$439,720